Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price percentage of fair market value of shares on the date of grant, minimum	100.00%
Weighted average grant-date fair value of stock options granted	$ 1.45	$ 1.59	$ 0.78
Compensation expense	$ 792,000	$ 369,000	$ 131,000
Compensation expense, net of tax	714,000	320,000	122,000
Total pretax intrinsic value of stock options exercised	1,000	68,000	19,000
Tax benefit from stock options exercised	1,000	25,000	7,000
Fair value of stock options vested during the period	689,000	141,000	150,000
Stock market price per share	$ 12.43
Number of in-the-money options exercisable	393,618
Unrecognized total future compensation cost	1,500,000
Unrecognized total future compensation cost weighted average recognition period	2 years 7 months 6 days
Stock Option Plans [Member] | 2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	8,558,411
Number of shares available for future grants	2,867,859
Stock Option Plans [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	5,907,500
Number of shares available for future grants	4,323,900
Exercisable period of vested options after termination for reasons other than death, disability, or for cause	3 months
Stock Option Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options	3 years
Stock Option Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options	5 years
Stock Option Plans [Member] | Maximum [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable period of vested options after termination as result of death or disability	1 year
Restricted Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,800,000	827,000	131,000
Compensation expense, net of tax	1,200,000	531,000	88,000
Unrecognized total future compensation cost	3,600,000
Unrecognized total future compensation cost, net of forfeitures	3,500,000
Fair value of restricted stock vested during the period	$ 1,500,000	$ 212,000	$ 120,000
Unrecognized total future compensation cost weighted average recognition period	2 years 7 months 6 days
Estimated forfeiture rate for restricted stock granted	12.19%	0.88%	0.00%
Restricted Stock Plans [Member] | 2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	2,363,000
Number of shares available for future grants	1,843,350
Restricted Stock Plans [Member] | 2000 Recognition And Retention Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for future issuance	3,423,364
Number of shares available for future grants	358,767
Restricted Stock Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of restricted stock	3 years
Restricted Stock Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of restricted stock	5 years
Greater Than 10% Outstanding Common Stock Ownership [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option price percentage of fair market value of shares on the date of grant, minimum	110.00%
Outstanding common stock ownership percentage limitation	10.00%
Greater Than 10% Outstanding Common Stock Ownership [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	5 years
Incentive Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	10 years
Nonqualified Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock options	15 years